Schedule of Unvested Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Unvested beginning Balance	5,188,990	6,526,496
Weighted-Average Grant Date Fair Value, Unvested beginning Balance	$ 0.64	$ 0.16
Number of Shares, Granted		806,283
Weighted-Average Grant Date Fair Value, Granted		$ 4.15	$ 0.33
Number of Shares, Vested	(466,125)	(1,929,351)
Weighted-Average Grant Date Fair Value, Vested	$ 0.43	$ 0.52
Number of Shares, Forfeited	(217,522)	(214,438)
Weighted-Average Grant Date Fair Value, Forfeited	$ 0.25	$ 0.44
Number of Shares, Unvested Ending Balance	4,505,343	5,188,990	6,526,496
Weighted-Average Grant Date Fair Value, Unvested Ending Balance	$ 0.68	$ 0.64	$ 0.16
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Unvested beginning Balance	1,803,344
Weighted-Average Grant Date Fair Value, Unvested beginning Balance	$ 4.41
Number of Shares, Granted		1,901,515
Weighted-Average Grant Date Fair Value, Granted		$ 4.40
Number of Shares, Vested	(133,228)	(85,771)
Weighted-Average Grant Date Fair Value, Vested	$ 4.23	$ 4.25
Number of Shares, Forfeited	(56,011)	(12,400)
Weighted-Average Grant Date Fair Value, Forfeited	$ 4.22	$ 4.16
Number of Shares, Unvested Ending Balance	1,614,105	1,803,344
Weighted-Average Grant Date Fair Value, Unvested Ending Balance	$ 4.43	$ 4.41